Short Term Bank Loans (Details) - Schedule of Short Term Bank Loans - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Total	$ 1,971,859	$ 434,959
Less: current portion	1,971,859	434,959
Long term portion
Industrial and Commercial Bank of China (ICBC) [Member]
Short-Term Debt [Line Items]
Total	$ 422,541
Term	November 20, 2023 to November 20, 2024
Effective Interest Rate	3.45%
Dongying Bank [Member]
Short-Term Debt [Line Items]
Total	$ 1,408,471
Term	November 03, 2023 to November 03, 2024
Effective Interest Rate	6.90%
China Everbright Bank [Member]
Short-Term Debt [Line Items]
Total	$ 140,847	$ 434,959
Term	January 12, 2023 to January 11, 2024	August 26, 2022 to August 25, 2023
Effective Interest Rate	4.35%	4.35%